N-2	Aug. 28, 2026 USD ($)
Cover [Abstract]
Entity Central Index Key	0001501072
Amendment Flag	false
Document Type	424B2
Entity Registrant Name	RiverNorth Opportunities Fund, Inc.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Stockholder Transaction Expenses
Sales Load	None
Dividend Reinvestment Plan Fees	None(1)

Expenses of the Offer
Offering Expenses Borne by Stockholders of the Fund (as a percentage of net assets attributable to Common Shares before the Offer)	0.08%(2)
(1)	There will be no brokerage charges with respect to Common Shares issued directly by the Fund under the dividend reinvestment plan. You may pay brokerage charges in connection with open market purchases or if you direct the plan agent to sell your Common Shares held in a dividend reinvestment account.

(2)	The fees and expenses of the Offer will be borne by the Fund and indirectly by all of its Stockholders, including those who did not exercise their Rights. The amount shown as Offering Expenses Borne by Stockholders of the Fund is calculated as a percentage of the Fund’s net assets as of August 11, 2026, and assumes no Common Shares are sold in the Offer. Assuming a fully subscribed Offer, this percentage would equal 0.06%. The expenses of the Offer to be paid by the Fund are not included in the Annual Expenses table. Offering expenses borne by Stockholders will result in a reduction of capital of the Fund and the NAV of the Common Shares.

Sales Load [Percent]	0.00%
Dividend Reinvestment and Cash Purchase Fees	$ 0	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	0.08%	[2]
Annual Expenses [Table Text Block]
Annual Expenses	As a Percentage of Net Assets Attributable to Common Shares (Assuming the Use of Leverage Equal to 25.45% of the Fund’s Managed Assets)
Management Fee(3)	1.72%
Leverage Costs(4)(5)(7)	0.10%
Dividend and Interest Expense on Short Sales(7)	0.05%
Dividends on Preferred Shares(6)	1.84%
Other Expenses(7)	0.04%
Acquired Fund Fees and Expenses(8)	1.83%
Total Annual Expenses	5.58%
(3)	The management fee paid by the Fund to RiverNorth Capital Management, LLC (“RiverNorth” or the “Adviser”) is essentially an all-in fee structure (the “unified management fee”), including the fee paid to the Adviser for advisory, supervisory, administrative, shareholder servicing and other services. However, the Fund (and not the Adviser) will be responsible for certain additional fees and expenses, which are reflected in the table above, that are not covered by the unified management fee. The unified management fee is charged as a percentage of the Fund’s average daily Managed Assets, as opposed to net assets. With leverage, Managed Assets are greater in amount than net assets, because Managed Assets include assets attributable to the Fund’s use of leverage created by its borrowings. In addition, the mark-to-market value of the Fund’s derivatives will be used for purposes of calculating Managed Assets. The management fee of 1.30% of the Fund’s Managed Assets represents 1.72% of net assets attributable to Common Shares assuming the use of leverage in an amount of 25.45% of the Fund’s Managed Assets. The Fund’s Managed Assets for the period ended June 30, 2026 (which includes the use of leverage discussed in footnote (4)) were multiplied by the annual advisory fee rate and then divided by the Fund’s average net assets for the same period to calculate the management fee as a percentage of the Fund’s net assets attributable to Common Shares. Since the Fund has Preferred Shares outstanding, the management fee and certain other expenses as a percentage of net assets attributable to Common Shares is higher than if the Fund did not utilize a leveraged capital structure.
(4)	The actual amount of interest expense borne by the Fund will vary over time in accordance with the level of the Fund’s use of leverage and variations in market interest rates. See “Use of Leverage” in the accompanying Prospectus.

(5)	Leverage costs in the table reflect the cost to the Fund of borrowings, including the unused borrowing fee paid on the line of credit for the BNP Facility, expressed as a percentage of the Fund’s net assets as of June 30, 2026.

(6)	As of June 30, 2026, the Fund has issued 3,910,000 shares of 6.00% Series A Preferred Stock with a liquidation preference of $97,750,000. The table assumes the use of leverage representing 25.45% of Managed Assets, which reflects approximately the percentage of the Fund’s total average Managed Assets attributable to such leverage averaged over the period ended June 30, 2026, at a weighted average annual expense to the Fund of 6.00%.

(7)	Other Expenses, Leverage Costs and Dividend and Interest Expense on Short Sales are estimated based on the Fund’s annual report dated June 30, 2026.

(8)	The “Acquired Fund Fees and Expenses” disclosed above are based on the expense ratios for the most recent fiscal year of the Underlying Funds in which the Fund anticipates investing, which may change substantially over time and, therefore, significantly affect Acquired Fund Fees and Expenses. These amounts are based on the total expense ratio disclosed in each Underlying Fund’s most recent stockholder report. Some of the Underlying Funds in which the Fund intends to invest charge incentive fees based on the Underlying Funds’ performance. The 1.83% shown as Acquired Fund Fees and Expenses reflects estimated operating expenses of the Underlying Funds and transaction-related fees. Certain Underlying Funds in which the Fund intends to invest generally charge a management fee of 1.00% to 2.00%, which are included in “Acquired Fund Fees and Expenses,” as applicable. The Acquired Fund Fees and Expenses disclosed above, however, do not reflect any performance-based fees or allocations paid by the Underlying Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Underlying Funds. Future Underlying Funds’ fees and expenses may be substantially higher or lower because certain fees may be based on the performance of the Underlying Funds, which may fluctuate over time. Acquired Fund Fees and Expenses are borne indirectly by the Fund, but they will not be reflected in the Fund’s financial statements; and the information presented in the table will differ from that presented in the Fund’s financial highlights.

Management Fees [Percent]	1.72%	[3]
Interest Expenses on Borrowings [Percent]	0.10%	[4],[5],[6]
Dividend Expenses on Preferred Shares [Percent]	1.84%	[7]
Dividend and Interest Expenses on Short Sales [Percent]	0.05%	[5]
Acquired Fund Fees and Expenses [Percent]	1.83%	[8]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.04%	[5]
Total Annual Expenses [Percent]	5.58%
Expense Example [Table Text Block]

Expense Example(9)

The purpose of the following table is to help a holder of Common Shares understand the fees and expenses that such holder would bear directly or indirectly. The following example illustrates the expenses that you would pay on a $1,000 investment in Common Shares, including the estimated costs of the Offer to be borne by the Stockholders of $0.81, assuming (1) that the Fund’s net assets following (and after giving effect to) the Offer do not increase or decrease, (2) that the Fund incurs total annual expenses of 5.66% of its net assets in year 1 and 5.58% in years 2 through 10 and (3) a 5% annual return.

	1 year	3 years	5 years	10 years
Total Expenses Incurred	$57	$167	$276	$543

The example should not be considered a representation of future expenses. Actual expenses may be greater or less than those assumed.

(9)	The example does not include sales load or estimated offering costs. The example should not be considered a representation of future expenses. The example assumes that the estimated “Other Expenses” set forth in the table are accurate and that all dividends and distributions are reinvested at net asset value and that the Fund is engaged in leverage of 25.45% of Managed Assets, assuming interest and fees on leverage of 5.12%, including the interest and unused borrowing fee paid on the line of credit under the BNP Credit Agreement (defined below), as well as the Fund’s continued use of Preferred Shares. The cost of leverage is expressed as a blended interest/dividend rate, representing the weighted average cost of the Fund’s leverage, including borrowings under the BNP Credit Agreement and dividends on the Fund’s Preferred Shares. Actual expenses may be greater or less than those shown. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% annual return shown in the example.

Expense Example, Year 01	$ 57	[9]
Expense Example, Years 1 to 3	167	[9]
Expense Example, Years 1 to 5	276	[9]
Expense Example, Years 1 to 10	$ 543	[9]
Purpose of Fee Table , Note [Text Block]	The following table is intended to assist investors in understanding the fees and expenses (annualized) that an investor in Common Shares would bear, directly or indirectly.
Other Expenses, Note [Text Block]	Other Expenses, Leverage Costs and Dividend and Interest Expense on Short Sales are estimated based on the Fund’s annual report dated June 30, 2026.
Management Fee not based on Net Assets, Note [Text Block]	The management fee paid by the Fund to RiverNorth Capital Management, LLC (“RiverNorth” or the “Adviser”) is essentially an all-in fee structure (the “unified management fee”), including the fee paid to the Adviser for advisory, supervisory, administrative, shareholder servicing and other services. However, the Fund (and not the Adviser) will be responsible for certain additional fees and expenses, which are reflected in the table above, that are not covered by the unified management fee. The unified management fee is charged as a percentage of the Fund’s average daily Managed Assets, as opposed to net assets. With leverage, Managed Assets are greater in amount than net assets, because Managed Assets include assets attributable to the Fund’s use of leverage created by its borrowings. In addition, the mark-to-market value of the Fund’s derivatives will be used for purposes of calculating Managed Assets. The management fee of 1.30% of the Fund’s Managed Assets represents 1.72% of net assets attributable to Common Shares assuming the use of leverage in an amount of 25.45% of the Fund’s Managed Assets.
Acquired Fund Fees and Expenses, Note [Text Block]	Acquired Fund Fees and Expenses are borne indirectly by the Fund, but they will not be reflected in the Fund’s financial statements; and the information presented in the table will differ from that presented in the Fund’s financial highlights.
Acquired Fund Fees Estimated, Note [Text Block]	The 1.83% shown as Acquired Fund Fees and Expenses reflects estimated operating expenses of the Underlying Funds and transaction-related fees.

[1]	There will be no brokerage charges with respect to Common Shares issued directly by the Fund under the dividend reinvestment plan. You may pay brokerage charges in connection with open market purchases or if you direct the plan agent to sell your Common Shares held in a dividend reinvestment account.
[2]	The fees and expenses of the Offer will be borne by the Fund and indirectly by all of its Stockholders, including those who did not exercise their Rights. The amount shown as Offering Expenses Borne by Stockholders of the Fund is calculated as a percentage of the Fund’s net assets as of August 11, 2026, and assumes no Common Shares are sold in the Offer. Assuming a fully subscribed Offer, this percentage would equal 0.06%. The expenses of the Offer to be paid by the Fund are not included in the Annual Expenses table. Offering expenses borne by Stockholders will result in a reduction of capital of the Fund and the NAV of the Common Shares.
[3]	The management fee paid by the Fund to RiverNorth Capital Management, LLC (“RiverNorth” or the “Adviser”) is essentially an all-in fee structure (the “unified management fee”), including the fee paid to the Adviser for advisory, supervisory, administrative, shareholder servicing and other services. However, the Fund (and not the Adviser) will be responsible for certain additional fees and expenses, which are reflected in the table above, that are not covered by the unified management fee. The unified management fee is charged as a percentage of the Fund’s average daily Managed Assets, as opposed to net assets. With leverage, Managed Assets are greater in amount than net assets, because Managed Assets include assets attributable to the Fund’s use of leverage created by its borrowings. In addition, the mark-to-market value of the Fund’s derivatives will be used for purposes of calculating Managed Assets. The management fee of 1.30% of the Fund’s Managed Assets represents 1.72% of net assets attributable to Common Shares assuming the use of leverage in an amount of 25.45% of the Fund’s Managed Assets. The Fund’s Managed Assets for the period ended June 30, 2026 (which includes the use of leverage discussed in footnote (4)) were multiplied by the annual advisory fee rate and then divided by the Fund’s average net assets for the same period to calculate the management fee as a percentage of the Fund’s net assets attributable to Common Shares. Since the Fund has Preferred Shares outstanding, the management fee and certain other expenses as a percentage of net assets attributable to Common Shares is higher than if the Fund did not utilize a leveraged capital structure.
[4]	Leverage costs in the table reflect the cost to the Fund of borrowings, including the unused borrowing fee paid on the line of credit for the BNP Facility, expressed as a percentage of the Fund’s net assets as of June 30, 2026.
[5]	Other Expenses, Leverage Costs and Dividend and Interest Expense on Short Sales are estimated based on the Fund’s annual report dated June 30, 2026.
[6]	The actual amount of interest expense borne by the Fund will vary over time in accordance with the level of the Fund’s use of leverage and variations in market interest rates. See “Use of Leverage” in the accompanying Prospectus.
[7]	As of June 30, 2026, the Fund has issued 3,910,000 shares of 6.00% Series A Preferred Stock with a liquidation preference of $97,750,000. The table assumes the use of leverage representing 25.45% of Managed Assets, which reflects approximately the percentage of the Fund’s total average Managed Assets attributable to such leverage averaged over the period ended June 30, 2026, at a weighted average annual expense to the Fund of 6.00%.
[8]	The “Acquired Fund Fees and Expenses” disclosed above are based on the expense ratios for the most recent fiscal year of the Underlying Funds in which the Fund anticipates investing, which may change substantially over time and, therefore, significantly affect Acquired Fund Fees and Expenses. These amounts are based on the total expense ratio disclosed in each Underlying Fund’s most recent stockholder report. Some of the Underlying Funds in which the Fund intends to invest charge incentive fees based on the Underlying Funds’ performance. The 1.83% shown as Acquired Fund Fees and Expenses reflects estimated operating expenses of the Underlying Funds and transaction-related fees. Certain Underlying Funds in which the Fund intends to invest generally charge a management fee of 1.00% to 2.00%, which are included in “Acquired Fund Fees and Expenses,” as applicable. The Acquired Fund Fees and Expenses disclosed above, however, do not reflect any performance-based fees or allocations paid by the Underlying Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Underlying Funds. Future Underlying Funds’ fees and expenses may be substantially higher or lower because certain fees may be based on the performance of the Underlying Funds, which may fluctuate over time. Acquired Fund Fees and Expenses are borne indirectly by the Fund, but they will not be reflected in the Fund’s financial statements; and the information presented in the table will differ from that presented in the Fund’s financial highlights.
[9]	The example does not include sales load or estimated offering costs. The example should not be considered a representation of future expenses. The example assumes that the estimated “Other Expenses” set forth in the table are accurate and that all dividends and distributions are reinvested at net asset value and that the Fund is engaged in leverage of 25.45% of Managed Assets, assuming interest and fees on leverage of 5.12%, including the interest and unused borrowing fee paid on the line of credit under the BNP Credit Agreement (defined below), as well as the Fund’s continued use of Preferred Shares. The cost of leverage is expressed as a blended interest/dividend rate, representing the weighted average cost of the Fund’s leverage, including borrowings under the BNP Credit Agreement and dividends on the Fund’s Preferred Shares. Actual expenses may be greater or less than those shown. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% annual return shown in the example.